Putnam
Classic Equity
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-02

[GRAPHIC OMITTED: ACORNS]

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

In the troubled and volatile stock market environment that prevailed throughout the semiannual period ended May 31, 2002, Putnam Classic Equity Fund, along with a good many other equity portfolios, posted negative results. Nevertheless, it may be gratifying to know that the fund's management team had strategies in place that helped limit the losses.

In this challenging investment climate, with its increased focus on accounting irregularities, Putnam's extensive research capabilities have become an even more valuable asset to shareholders. On the following pages, the report from your fund's management team will provide a full discussion of what has been driving the fund's performance as well as a view of prospects for the fiscal year's second half.

You may notice as you read this report that we are now listing the team that manages your fund. We do this to reflect more accurately how your fund is managed as well as Putnam's firm belief in the value of team management. The names of the individuals who comprise the management team are shown at the end of management's discussion of performance.

We know that Putnam Investments values its relationship with you and its other shareholders and appreciates your loyalty during these times of restructuring of staff and products in the pursuit of superior investment performance in the future.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
July 17, 2002


REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Large-Cap Value Team

During Putnam Classic Equity Fund's semiannual period, which ended May 31, 2002, investors' confidence was tested by the sluggishness of the economic recovery and what seemed to be an unending flurry of news reports casting shadows over several of America's leading corporations. Uncertainty in the marketplace led to weakness in equities across the full array of industry sectors, and most broad market indexes lost ground. Your fund's focus on low valuations, in combination with strategic sector weightings and strong performance by selected stocks, helped limit losses for the period. While it is always disappointing to report a negative return, we are gratified that the fund outperformed its benchmark, the Standard & Poor's[REGISTRATION MARK] 500 Index. For details, see page 6. The fund underperformed the average for its peer group, the Lipper Large Cap Value Funds category. This may be due, in part, to the fund's relative value strategy, described below.

Total return for 6 months ended 5/31/02

       Class A           Class B           Class C           Class M
     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
-----------------------------------------------------------------------
   -2.37%   -7.95%   -2.76%   -7.62%   -2.81%   -3.78%   -2.63%   -6.05%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* SECTOR AND STOCK POSITIONS WERE POSITIVE FACTORS

As a reminder, Putnam Classic Equity Fund employs a relative value strategy, which means it targets the most attractively priced stocks in every industry sector -- including higher-growth sectors not traditionally associated with the value style of investing. As a result, the fund's performance can be expected to track the broad market more closely than traditional value funds, which emphasize mature companies with slower growth rates. However, your fund's value orientation provides a measure of downside protection because it buys stocks that are already priced low. The portfolio's sector weightings were marginally different from those of the S&P 500 Index, with overweighted positions in energy, financials, health care, and utilities, and underweight positions in consumer cyclicals, technology, and conglomerates. The fund outperformed its benchmark in every industry sector except conglomerates and health care.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals      12.0%

Banking              10.1%

Oil and gas           9.1%

Financial             5.4%

Computers             4.0%

Footnote reads:
*Based on net assets as of 5/31/02. Holdings will vary over time.


Philip Morris, which was highlighted in our most recent annual report, continued to contribute to the fund's results. Demand for tobacco products remains robust, regardless of market conditions. Oil producer Royal Dutch Petroleum benefited from rising energy prices, which served to lift the company's equity prices as well. The portfolio's financial holdings contributed significantly as large, established banks Wells-Fargo, Comerica, and U.S. Bancorp thrived in a benign interest-rate environment. Health care services companies Anthem and Cigna also contributed positively. Anthem, a Blue Cross Blue Shield licensee, provides health-care benefits and services, as well as traditional and specialty products, including group life, dental, and vision coverage, and disability insurance. Cigna provides health, disability, and accident insurance, as well as retirement products.

We limited the fund's exposure to technology, which has had very weak performance in 2002. Following the technology sector's rapid acceleration late in 2001, we felt that most names were overvalued. We avoided shares of AOL, Cisco, Microsoft, and Oracle, all of which suffered losses. We did own Hewlett Packard and Compaq, which in May won shareholder approval to merge. It was our opinion that the companies would benefit from consolidation, and we supported the deal. Shares of the combined company now represent one of the portfolio's top 15 holdings.

Consumer cyclicals provided strong returns early in 2002. In particular, the stocks of retailers, lodging, and leisure industries did well. We trimmed our positions as many names became fairly valued. The portfolio is now slightly underweight in this sector, relative to the benchmark.

Fund Profile

Putnam Classic Equity Fund invests in undervalued stocks of large-cap companies undergoing positive changes. Its relative value strategy pursues attractive opportunities in all industry sectors, including sectors that are experiencing rapid growth. The fund is designed for investors seeking capital growth with current income as a secondary objective.

Results from our investments in the health-care sector were mixed. We had very strong performance from Zimmer Holdings, which was spun off from Bristol-Myers Squibb in mid 2001. Zimmer specializes in the manufacture and marketing of surgical implants, and the tools used by surgeons during reconstructive procedures. Its positive performance contrasts sharply with that of Bristol-Myers Squibb, discussed below.

* TYCO AND BRISTOL-MYERS SQUIBB DAMPENED PERFORMANCE

Unfortunately, the benefits derived from our investments in conglomerates were more than offset by the fund's position in Tyco, which experienced severe declines during the period. Tyco's troubles began when investors, the SEC, and debt-rating agencies shifted their attention to accounting practices following the collapse of Enron. For years, Tyco had fueled its growth by acquiring other companies. But recent events caused some to question the methods by which Tyco had accounted for all its merger activity, and the company's complex financial statements were not helpful in clarifying the issues. As the share price of Tyco moved downward, we bought more shares, based on our conviction that the company deserved a higher valuation. Clearly, owning Tyco carries some risk, but we believe that we have done a very good job of assessing the company's underlying earnings power. In our opinion, the company offers significant appreciation potential, and the risk/reward profile fits within our investment criteria. We continue to hold our position. As this report was being written, Tyco CEO Dennis Kozlowski was indicted for allegedly evading sales tax on his purchases of fine art for his personal collection. We are keeping an eye on the situation for any indication that the company itself may be involved. Of course, we will reassess our position as new information becomes available.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Royal Dutch Petroleum Co. PLC ADR
Netherlands
Oil and gas

Philip Morris Companies, Inc.
Tobacco

Citigroup, Inc.
Financial

Exxon Mobil Corp.
Oil and gas

Pfizer, Inc.
Pharmaceuticals

Johnson & Johnson
Pharmaceuticals

Intel Corp.
Electronics

Merck & Company, Inc.
Pharmaceuticals

Coca-Cola Company, Inc.
Beverage

U.S. Bancorp
Banking

Footnote reads:
These holdings represent 29.3% of the fund's net assets as of 5/31/02. Portfolio holdings will vary over time.


Bristol-Myers Squibb surprised investors when it revised its 2002 earnings estimates downwards. During 2001, the company oversold its products to such an extent that its customers were burdened with excessive inventory. Demand for the company's products dried up in 2002, as patents for several key products expired. To complicate matters, poor clinical data clouded the prospects for Vanlev, one of the company's promising new drugs intended to treat hypertension and congestive heart failure. In light of these developments, Bristol-Myers' share price tumbled. Poor performance by stocks of Merck and Pfizer, two other large pharmaceutical companies, also dampened fund performance.

* PORTFOLIO POSITIONED FOR MODEST RECOVERY

We believe an acceleration in capital spending is likely to be the driving force that will lift the markets out of the doldrums. That spending relies upon corporate profitability, which has been modest at best. However, recent economic data indicate that margins are improving, and we are encouraged by this positive news.

The markets continue to be roiled as red flags are raised over unusual accounting practices, debt-rating downgrades, executive compensation, and other corporate governance issues that have darkened the mood in the marketplace. Yet we have no doubt that conditions will improve with time.

While lackluster corporate earnings have pushed price/earnings ratios higher and made it more challenging to find undervalued stocks, we remain vigilant in our struggle to identify attractive bargains in every sector. We have lightened our exposure to health care and utilities, and have added incrementally to technology, where valuations are beginning to look more compelling. Should the economy show more consistent signs of improvement, we would position the portfolio to be somewhat less defensive. As always, we encourage you to maintain a long-term perspective and not let disappointing short-term performance undermine your commitment to a sound investment plan.

The fund is managed by Putnam's Large-Cap Value Team. The members of the Large-Cap Value Team are Deborah Kuenstner (Portfolio Leader), Coleman Lannum (Portfolio Member), Mike Abata, Bart Geer, David King,
Christopher Miller, Jeanne Mockard, and Hugh Mullin.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 5/31/02

                     Class A         Class B         Class C         Class M
(inception dates)   (1/5/95)        (1/5/95)        (2/1/99)        (1/5/95)
                  NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -2.37%  -7.95%  -2.76%  -7.62%  -2.81%  -3.78%  -2.63%  -6.05%
------------------------------------------------------------------------------
1 year         -11.30  -16.39  -12.03  -16.43  -12.00  -12.88  -11.74  -14.81
------------------------------------------------------------------------------
5 years         17.95   11.20   13.48   11.80   13.65   13.65   15.03   11.03
Annual average   3.36    2.15    2.56    2.26    2.59    2.59    2.84    2.12
------------------------------------------------------------------------------
Life of fund   114.43  102.11  102.57  102.57  102.93  102.93  106.56   99.31
Annual average  10.85    9.97   10.00   10.00   10.03   10.03   10.29    9.76
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/02

                           S&P 500              Consumer
                            Index              price index
------------------------------------------------------------------------------
6 months                   -5.68%                 1.07%
------------------------------------------------------------------------------
1 year                    -13.85                  1.13
------------------------------------------------------------------------------
5 years                    34.65                 12.12
Annual average              6.13                  2.31
------------------------------------------------------------------------------
Life of fund              162.22                 19.51
Annual average             13.91                  2.43
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/02

                       Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions
(number)                   2             2             2             2
------------------------------------------------------------------------------
Income                  $0.050        $0.005        $0.007        $0.020
------------------------------------------------------------------------------
Capital gains              --            --            --            --
------------------------------------------------------------------------------
  Total                 $0.050        $0.005        $0.007        $0.020
------------------------------------------------------------------------------
Share value:         NAV     POP        NAV           NAV       NAV     POP
------------------------------------------------------------------------------
11/30/01          $11.88  $12.60     $11.77        $11.85    $11.82  $12.25
------------------------------------------------------------------------------
5/31/02            11.55   12.25      11.44         11.51     11.49   11.91
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current
dividend
rate 1              0.87%   0.82%      0.07%         0.10%     0.35%   0.34%
------------------------------------------------------------------------------
Current
30-day SEC
yield 2             1.04    0.98       0.30          0.30      0.55    0.53
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 6/30/02 (most recent calendar quarter)

                    Class A         Class B         Class C         Class M
(inception dates)  (1/5/95)        (1/5/95)        (2/1/99)        (1/5/95)
                  NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months       -11.40% -16.48% -11.73% -16.14% -11.74% -12.62% -11.59% -14.66%
------------------------------------------------------------------------------
1 year         -16.44  -21.25  -17.00  -21.15  -17.09  -17.92  -16.80  -19.71
------------------------------------------------------------------------------
5 years          4.75   -1.28    0.88   -0.62    0.94    0.94    2.13   -1.45
Annual average   0.93   -0.26    0.18   -0.12    0.19    0.19    0.42   -0.29
------------------------------------------------------------------------------
Life of fund    97.15   85.82   86.28   86.28   86.54   86.54   89.92   83.26
Annual average   9.49    8.63    8.67    8.67    8.69    8.69    8.95    8.43
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

Standard & Poor's 500 index is an unmanaged index of common stock performance. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
May 31, 2002 (Unaudited)

COMMON STOCKS (97.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (1.4%)
-------------------------------------------------------------------------------------------------------------------
            313,200 Boeing Co. (The)                                                                 $   13,357,980
            199,800 Lockheed Martin Corp.                                                                12,397,590
                                                                                                      -------------
                                                                                                         25,755,570

Automotive (0.3%)
-------------------------------------------------------------------------------------------------------------------
            283,600 Ford Motor Co.                                                                        5,005,540

Banking (10.1%)
-------------------------------------------------------------------------------------------------------------------
            304,400 Bank of America Corp.                                                                23,076,564
            745,000 Bank of New York Company, Inc. (The)                                                 27,043,500
            377,600 Charter One Financial, Inc.                                                          13,669,120
            359,700 Comerica, Inc.                                                                       23,056,770
          1,649,700 U.S. Bancorp                                                                         39,015,405
            314,400 Wachovia Corp.                                                                       12,063,528
            718,700 Wells Fargo & Co.                                                                    37,659,880
            145,300 Zions Bancorporation                                                                  8,001,671
                                                                                                      -------------
                                                                                                        183,586,438

Beverage (3.5%)
-------------------------------------------------------------------------------------------------------------------
            336,600 Anheuser-Busch Companies, Inc.                                                       17,371,926
            740,500 Coca-Cola Co. (The)                                                                  41,142,180
            168,500 Pepsi Bottling Group, Inc. (The)                                                      5,563,870
                                                                                                      -------------
                                                                                                         64,077,976

Cable Television (0.4%)
-------------------------------------------------------------------------------------------------------------------
            287,700 Comcast Corp. Class A (NON)                                                           8,101,632

Chemicals (2.6%)
-------------------------------------------------------------------------------------------------------------------
            230,400 Avery Dennison Corp.                                                                 15,061,248
            415,900 Dow Chemical Co. (The)                                                               13,866,106
            101,000 E.I. du Pont de Nemours & Co.                                                         4,646,000
            264,400 PPG Industries, Inc.                                                                 15,118,392
                                                                                                      -------------
                                                                                                         48,691,746

Coal (0.6%)
-------------------------------------------------------------------------------------------------------------------
            255,800 Arch Coal, Inc.                                                                       6,011,300
            186,200 Peabody Energy Corp.                                                                  5,276,908
                                                                                                      -------------
                                                                                                         11,288,208

Computers (4.0%)
-------------------------------------------------------------------------------------------------------------------
          2,018,443 Hewlett-Packard Co.                                                                  38,532,077
            348,400 IBM Corp.                                                                            28,028,780
            125,400 Lexmark International, Inc. (NON)                                                     7,831,230
                                                                                                      -------------
                                                                                                         74,392,087

Conglomerates (2.5%)
-------------------------------------------------------------------------------------------------------------------
            780,100 General Electric Co.                                                                 24,292,314
            988,100 Tyco International, Ltd. (Bermuda)                                                   21,688,795
                                                                                                      -------------
                                                                                                         45,981,109

Consumer Finance (0.7%)
-------------------------------------------------------------------------------------------------------------------
            263,300 Household International, Inc.                                                        13,467,795

Consumer Goods (2.5%)
-------------------------------------------------------------------------------------------------------------------
            292,900 Colgate-Palmolive Co.                                                                15,875,180
            241,200 Fortune Brands, Inc.                                                                 12,940,380
            185,900 Kimberly-Clark Corp.                                                                 12,068,628
            155,000 Newell Rubbermaid, Inc.                                                               5,293,250
                                                                                                      -------------
                                                                                                         46,177,438

Electric Utilities (3.9%)
-------------------------------------------------------------------------------------------------------------------
            220,000 Cinergy Corp.                                                                         8,019,000
            387,000 Entergy Corp.                                                                        17,020,260
            375,300 FirstEnergy Corp.                                                                    12,951,603
            484,700 PG&E Corp. (NON)                                                                     10,421,050
            126,000 PPL Corp.                                                                             4,459,140
            356,700 Progress Energy, Inc.                                                                18,494,895
                                                                                                      -------------
                                                                                                         71,365,948

Electrical Equipment (0.5%)
-------------------------------------------------------------------------------------------------------------------
            162,900 Emerson Electric Co.                                                                  9,423,765

Electronics (3.4%)
-------------------------------------------------------------------------------------------------------------------
          1,687,800 Intel Corp.                                                                          46,617,036
            439,000 LSI Logic Corp. (NON)                                                                 5,004,600
            169,500 Motorola, Inc.                                                                        2,710,305
            999,100 Solectron Corp. (NON)                                                                 8,072,728
                                                                                                      -------------
                                                                                                         62,404,669

Energy (0.5%)
-------------------------------------------------------------------------------------------------------------------
            172,400 Schlumberger, Ltd.                                                                    8,902,736

Financial (5.4%)
-------------------------------------------------------------------------------------------------------------------
          1,514,300 Citigroup, Inc.                                                                      65,387,474
            218,200 Fannie Mae                                                                           17,458,182
            260,000 Freddie Mac                                                                          17,043,000
                                                                                                      -------------
                                                                                                         99,888,656

Food (1.3%)
-------------------------------------------------------------------------------------------------------------------
            268,800 General Mills, Inc.                                                                  12,230,400
            272,500 Kraft Foods, Inc. Class A                                                            11,720,225
                                                                                                      -------------
                                                                                                         23,950,625

Health Care Services (2.5%)
-------------------------------------------------------------------------------------------------------------------
            199,600 Anthem, Inc. (NON)                                                                   14,151,640
             66,000 Cardinal Health, Inc.                                                                 4,386,360
            210,400 CIGNA Corp.                                                                          22,312,920
            159,000 McKesson Corp.                                                                        5,962,500
                                                                                                      -------------
                                                                                                         46,813,420

Insurance (2.6%)
-------------------------------------------------------------------------------------------------------------------
            398,000 ACE, Ltd. (Bermuda)                                                                  13,774,780
            231,600 American International Group, Inc.                                                   15,510,252
            200,000 XL Capital, Ltd. Class A (Bermuda)                                                   17,704,000
                                                                                                      -------------
                                                                                                         46,989,032

Investment Banking/Brokerage (3.9%)
-------------------------------------------------------------------------------------------------------------------
            165,700 Goldman Sachs Group, Inc. (The)                                                      12,502,065
            903,600 JPMorgan Chase & Co.                                                                 32,484,420
            235,900 Merrill Lynch & Company, Inc.                                                         9,603,489
            370,000 Morgan Stanley Dean Witter & Co.                                                     16,820,200
                                                                                                      -------------
                                                                                                         71,410,174

Lodging/Tourism (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,025,747 Cendant Corp. (NON)                                                                  18,750,655
            200,600 Marriott International, Inc. Class A                                                  8,112,264
            145,400 Royal Caribbean Cruises, Ltd.                                                         3,272,954
                                                                                                      -------------
                                                                                                         30,135,873

Machinery (1.2%)
-------------------------------------------------------------------------------------------------------------------
            268,400 Ingersoll-Rand Co. Class A (Bermuda)                                                 13,513,940
            187,700 Parker-Hannifin Corp.                                                                 9,197,300
                                                                                                      -------------
                                                                                                         22,711,240

Media (2.1%)
-------------------------------------------------------------------------------------------------------------------
          1,422,600 Liberty Media Corp. Class A                                                          17,142,330
            954,000 Walt Disney Co. (The)                                                                21,856,140
                                                                                                      -------------
                                                                                                         38,998,470

Medical Technology (0.3%)
-------------------------------------------------------------------------------------------------------------------
            183,800 Zimmer Holdings, Inc. (NON)                                                           6,429,324

Metals (0.3%)
-------------------------------------------------------------------------------------------------------------------
            174,920 Alcoa, Inc.                                                                           6,118,702

Natural Gas Utilities (1.0%)
-------------------------------------------------------------------------------------------------------------------
            812,800 Dynegy, Inc. Class A                                                                  7,225,792
            481,700 NiSource, Inc.                                                                       11,671,591
                                                                                                      -------------
                                                                                                         18,897,383

Oil & Gas (9.1%)
-------------------------------------------------------------------------------------------------------------------
            140,500 Anadarko Petroleum Corp.                                                              7,130,375
          1,483,500 Exxon Mobil Corp.                                                                    59,236,155
            271,812 Phillips Petroleum Co.                                                               15,642,781
          1,327,300 Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                      73,001,500
            314,700 Unocal Corp.                                                                         11,587,254
                                                                                                      -------------
                                                                                                        166,598,065

Paper & Forest Products (1.6%)
-------------------------------------------------------------------------------------------------------------------
            916,300 Abitibi-Consolidated, Inc. (Canada)                                                   7,970,173
            278,000 International Paper Co.                                                              11,981,800
            588,300 Smurfit-Stone Container Corp. (NON)                                                   9,589,290
                                                                                                      -------------
                                                                                                         29,541,263

Pharmaceuticals (12.0%)
-------------------------------------------------------------------------------------------------------------------
            200,300 Abbott Laboratories                                                                   9,514,250
            307,500 Bristol-Myers Squibb Co.                                                              9,569,400
            826,100 Johnson & Johnson                                                                    50,681,235
             99,100 King Pharmaceuticals, Inc. (NON)                                                      2,680,655
            743,000 Merck & Company, Inc.                                                                42,425,300
          1,610,000 Pfizer, Inc.                                                                         55,706,000
            424,070 Pharmacia Corp.                                                                      18,315,583
            599,100 Schering-Plough Corp.                                                                15,846,195
            275,200 Wyeth                                                                                15,273,600
                                                                                                      -------------
                                                                                                        220,012,218

Railroads (1.0%)
-------------------------------------------------------------------------------------------------------------------
            288,000 Union Pacific Corp.                                                                  17,637,120

Real Estate (0.7%)
-------------------------------------------------------------------------------------------------------------------
            295,200 Boston Properties, Inc. (R)                                                          12,103,200

Regional Bells (3.1%)
-------------------------------------------------------------------------------------------------------------------
            404,400 BellSouth Corp.                                                                      13,458,432
            811,300 SBC Communications, Inc.                                                             27,819,477
            361,500 Verizon Communications, Inc.                                                         15,544,500
                                                                                                      -------------
                                                                                                         56,822,409

Restaurants (0.5%)
-------------------------------------------------------------------------------------------------------------------
            316,000 McDonald's Corp.                                                                      9,461,040

Retail (2.2%)
-------------------------------------------------------------------------------------------------------------------
            523,000 J.C. Penney Company, Inc.                                                            12,792,580
            388,300 Limited Brands, Inc.                                                                  8,150,417
            258,400 Office Depot, Inc. (NON)                                                              4,723,552
            247,700 Safeway, Inc. (NON)                                                                  10,069,005
            212,400 TJX Companies, Inc. (The)                                                             4,479,516
                                                                                                      -------------
                                                                                                         40,215,070

Software (1.3%)
-------------------------------------------------------------------------------------------------------------------
            813,200 BMC Software, Inc. (NON)                                                             13,751,212
            594,000 Computer Associates International, Inc.                                              10,311,840
                                                                                                      -------------
                                                                                                         24,063,052

Technology Services (1.6%)
-------------------------------------------------------------------------------------------------------------------
            173,900 Automatic Data Processing, Inc.                                                       9,028,887
            280,000 Convergys Corp. (NON)                                                                 7,347,200
            824,900 KPMG Consulting, Inc. (NON)                                                          12,818,946
                                                                                                      -------------
                                                                                                         29,195,033

Telecommunications (1.1%)
-------------------------------------------------------------------------------------------------------------------
            845,600 AT&T Wireless Services, Inc. (NON)                                                    6,857,816
            802,500 Qwest Communications International, Inc.                                              4,140,900
            590,400 Sprint Corp. (FON Group)                                                              9,712,080
                                                                                                      -------------
                                                                                                         20,710,796

Tobacco (3.6%)
-------------------------------------------------------------------------------------------------------------------
          1,159,800 Philip Morris Companies, Inc.                                                        66,398,550

Waste Management (1.0%)
-------------------------------------------------------------------------------------------------------------------
            691,700 Waste Management, Inc.                                                               18,987,165
                                                                                                      -------------
                    Total Common Stocks (cost $1,718,234,928)                                        $1,802,710,537

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             86,000 Ford Motor Company Capital Trust II $3.25 cum. cv. pfd.                          $    5,256,750
             83,500 General Motors Corp. zero % cv. pfd.                                                  2,390,188
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $6,387,500)                             $    7,646,938

SHORT-TERM INVESTMENTS (2.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$         4,427,168 Short-term investments held as collateral for loaned securities with yields ranging from 1.78% to 1.85%
                    and due dates ranging from June 3, 2002 to July 30, 2002 (d)                     $    4,424,165
         35,077,863 Short-term investments held in Putnam commingled cash account with yields ranging from 1.74% to 1.83%
                    and due dates ranging from June 3, 2002 to July 29, 2002 (d)                         35,077,863
                                                                                                      -------------
                    Total Short-Term Investments (cost $39,502,028)                                  $   39,502,028
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,764,124,456) (b)                                      $1,849,859,503
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,841,811,997.

  (b) The aggregate identified cost on a tax basis is $1,769,796,608, resulting in gross unrealized appreciation and depreciation of $258,651,339 and $178,588,444, respectively, or net unrealized appreciation of
      $80,062,895.

  (d) See footnote 1 to the financial statements.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

  (R) Real Estate Investment Trust.

      The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
May 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $4,287,804 of securities on loan
(identified cost $1,764,124,456) (Note 1)                                    $1,849,859,503
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         3,704,801
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              938,169
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   13,851,751
-------------------------------------------------------------------------------------------
Total assets                                                                  1,868,354,224

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 13,258,979
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        4,725,946
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,636,231
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          209,934
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      120,534
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,478
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,059,045
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                4,424,165
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              102,915
-------------------------------------------------------------------------------------------
Total liabilities                                                                26,542,227
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,841,811,997

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,953,338,936
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      3,236,694
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                 (200,498,680)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       85,735,047
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $1,841,811,997

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,158,148,810 divided by 100,299,474 shares)                                       $11.55
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.55)*                              $12.25
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($549,777,512 divided by 48,045,342 shares)**                                        $11.44
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($32,896,311 divided by 2,856,920 shares)**                                          $11.51
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($88,248,639 divided by 7,681,779 shares)                                            $11.49
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.49)*                              $11.91
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($12,740,725 divided by 1,102,788 shares)                                            $11.55
-------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended May 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $26,326)                                      $ 18,640,889
-------------------------------------------------------------------------------------------
Interest                                                                            282,715
-------------------------------------------------------------------------------------------
Securities lending                                                                    7,941
-------------------------------------------------------------------------------------------
Total investment income                                                          18,931,545

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  5,285,798
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,378,220
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                   16,095
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     13,252
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,463,060
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             3,245,228
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               177,716
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               360,600
-------------------------------------------------------------------------------------------
Other                                                                               838,427
-------------------------------------------------------------------------------------------
Total expenses                                                                   12,778,396
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (116,952)
-------------------------------------------------------------------------------------------
Net expenses                                                                     12,661,444
-------------------------------------------------------------------------------------------
Net investment income                                                             6,270,101
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (77,599,684)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (31,320)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,817)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                     22,905,961
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (54,726,860)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           $(48,456,759)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                           May 31           November 30
                                                                            2002*                  2001
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                              $    6,270,101        $   11,872,677
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                         (77,632,821)           60,443,257
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments              22,905,961          (176,264,404)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                  (48,456,759)         (103,948,470)
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                             (4,900,677)           (9,003,023)
-------------------------------------------------------------------------------------------------------
   Class B                                                               (295,321)              (38,045)
-------------------------------------------------------------------------------------------------------
   Class C                                                                (21,326)              (10,832)
-------------------------------------------------------------------------------------------------------
   Class M                                                               (166,263)             (308,064)
-------------------------------------------------------------------------------------------------------
   Class Y                                                                (60,212)             (123,074)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (138,356,896)         (154,454,637)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (192,257,454)         (267,886,145)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 2,034,069,451         2,301,955,596
-------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $3,236,694 and $2,410,392, respectively)                 $1,841,811,997        $2,034,069,451
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                        Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.88       $12.52       $13.95       $14.82       $14.87       $13.11
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .05          .11          .12          .17          .15          .19
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.33)        (.65)        (.11)         .30         1.32         2.52
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.28)        (.54)         .01          .47         1.47         2.71
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.05)        (.10)        (.12)        (.17)        (.14)        (.20)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.32)       (1.17)       (1.38)        (.75)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.05)        (.10)       (1.44)       (1.34)       (1.52)        (.95)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.55       $11.88       $12.52       $13.95       $14.82       $14.87
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.37)*      (4.33)         .12         3.55        10.97        22.29
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,158,149   $1,159,070   $1,099,713   $1,285,330   $1,241,384   $1,051,276
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .51*         .97          .94          .90          .96         1.00
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .46*         .88          .97         1.19         1.04         1.40
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 22.27*       80.65        80.05        80.27        81.62        74.51
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                        Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.77       $12.40       $13.82       $14.70       $14.77       $13.03
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .01          .02          .03          .06          .04          .09
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.33)        (.65)        (.11)         .29         1.30         2.51
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.32)        (.63)        (.08)         .35         1.34         2.60
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.01)          --(d)      (.02)        (.06)        (.03)        (.11)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.32)       (1.17)       (1.38)        (.75)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.01)          --        (1.34)       (1.23)       (1.41)        (.86)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.44       $11.77       $12.40       $13.82       $14.70       $14.77
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.76)*      (5.07)        (.59)        2.72        10.07        21.42
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $549,778     $728,188   $1,032,497   $1,406,793   $1,480,683   $1,242,817
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .88*        1.72         1.69         1.65         1.71         1.75
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .09*         .13          .22          .44          .29          .65
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 22.27*       80.65        80.05        80.27        81.62        74.51
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                    Six months
                                       ended                             For the period
Per-share                             May 31           Year ended         Feb. 1, 1999+
operating performance              (Unaudited)         November 30         to Nov. 30
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.85       $12.48       $13.91       $14.21
----------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------
Net investment income (a)                .01          .02          .03          .06
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.34)        (.65)        (.11)        (.25)
----------------------------------------------------------------------------------------
Total from
investment operations                   (.33)        (.63)        (.08)        (.19)
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net
investment income                       (.01)          --(d)      (.03)        (.11)
----------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.32)          --
----------------------------------------------------------------------------------------
Total distributions                     (.01)          --        (1.35)        (.11)
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.51       $11.85       $12.48       $13.91
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.81)*      (5.02)        (.63)       (1.36)*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $32,896      $36,580      $37,786      $33,369
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .88*        1.72         1.69         1.37*
----------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .08*         .13          .22          .42*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 22.27*       80.65        80.05        80.27
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                        Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.82       $12.45       $13.87       $14.75       $14.81       $13.06
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .02          .05          .06          .10          .08          .13
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.33)        (.65)        (.11)         .29         1.31         2.51
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.31)        (.60)        (.05)         .39         1.39         2.64
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.02)        (.03)        (.05)        (.10)        (.07)        (.14)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.32)       (1.17)       (1.38)        (.75)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.02)        (.03)       (1.37)       (1.27)       (1.45)        (.89)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.49       $11.82       $12.45       $13.87       $14.75       $14.81
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.63)*      (4.79)        (.35)        2.97        10.37        21.73
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $88,249     $101,349     $120,613     $164,524     $169,631     $151,359
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .76*        1.47         1.44         1.40         1.46         1.50
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .21*         .38          .47          .69          .54          .90
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 22.27*       80.65        80.05        80.27        81.62        74.51
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                          For the period
Per-share                             May 31                                            Oct 1, 1998+
operating performance               (Unaudited)          Year ended November 30         to Nov. 30
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.88       $12.53       $13.96       $14.83       $12.69
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .07          .14          .15          .21          .03
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.34)        (.66)        (.11)         .30         2.11
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   (.27)        (.52)         .04          .51         2.14
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.06)        (.13)        (.15)        (.21)          --
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.32)       (1.17)          --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.06)        (.13)       (1.47)       (1.38)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.55       $11.88       $12.53       $13.96       $14.83
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.26)*      (4.15)         .38         3.80        16.86*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $12,741       $8,882      $11,347      $10,282       $5,949
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .38*         .72          .69          .65          .12*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .58*        1.13         1.21         1.45         1.82*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 22.27*       80.65        80.05        80.27        81.62
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (Unaudited)


Note 1
Significant accounting policies

Putnam Classic Equity Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth as a primary objective and current income as a secondary objective by investing primarily in a portfolio of common stocks that offer the potential for capital growth, current income or both.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At May 31, 2002, the value of securities loaned amounted to $4,287,804. The fund received cash collateral of $4,424,165 which is pooled with collateral of other Putnam funds into 40 issuers of high grade short-term investments.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 2002, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2001, the fund had a capital loss carryover of approximately $116,499,000 available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on November 30, 2008.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative services
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended May 31, 2002, the fund's expenses were reduced by $116,952 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,964 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 2002, Putnam Retail Management, acting as underwriter received net commissions of $122,655 and $2,687 from the sale of class A and class M shares, respectively, and received $573,452 and $1,441 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended May 31, 2002, Putnam Retail Management, acting as underwriter received $3,023 and no monies on class A and class M redemptions, respectively.


Note 3
Purchases and sales of securities

During the six months ended May 31, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $429,127,091 and $569,697,760, respectively. There were no purchases and sales of U.S. government obligations.


Note 4
Capital shares

At May 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:




                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 17,159,726        $203,484,849
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               387,938           4,663,521
---------------------------------------------------------------------------
                                            17,547,664         208,148,370

Shares repurchased                         (14,829,127)       (175,445,137)
---------------------------------------------------------------------------
Net increase                                 2,718,537        $ 32,703,233
---------------------------------------------------------------------------

                                               Year ended November 30, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 28,004,339        $343,878,706
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               712,226           8,654,462
---------------------------------------------------------------------------
                                            28,716,565         352,533,168

Shares repurchased                         (18,995,880)       (233,321,376)
---------------------------------------------------------------------------
Net increase                                 9,720,685        $119,211,792
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,533,337       $  29,738,772
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                23,105             274,145
---------------------------------------------------------------------------
                                             2,556,442          30,012,917

Shares repurchased                         (16,355,729)       (192,158,279)
---------------------------------------------------------------------------
Net decrease                               (13,799,287)      $(162,145,362)
---------------------------------------------------------------------------

                                               Year ended November 30, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,294,423       $  90,344,712
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 6,153              74,456
---------------------------------------------------------------------------
                                             7,300,576          90,419,168

Shares repurchased                         (28,743,996)       (349,489,649)
---------------------------------------------------------------------------
Net decrease                               (21,443,420)      $(259,070,481)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    300,632         $ 3,540,139
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 1,637              19,592
---------------------------------------------------------------------------
                                               302,269           3,559,731

Shares repurchased                            (532,786)         (6,265,707)
---------------------------------------------------------------------------
Net decrease                                  (230,517)        $(2,705,976)
---------------------------------------------------------------------------

                                               Year ended November 30, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    809,191         $10,100,392
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                   955              11,486
---------------------------------------------------------------------------
                                               810,146          10,111,878

Shares repurchased                            (750,718)         (9,166,632)
---------------------------------------------------------------------------
Net increase                                    59,428         $   945,246
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    503,646        $  5,931,470
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                13,244             158,471
---------------------------------------------------------------------------
                                               516,890           6,089,941

Shares repurchased                          (1,410,601)        (16,550,767)
---------------------------------------------------------------------------
Net decrease                                  (893,711)       $(10,460,826)
---------------------------------------------------------------------------

                                               Year ended November 30, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,057,144        $ 13,183,049
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                24,713             298,829
---------------------------------------------------------------------------
                                             1,081,857          13,481,878

Shares repurchased                          (2,196,030)        (27,193,479)
---------------------------------------------------------------------------
Net decrease                                (1,114,173)       $(13,711,601)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    501,076          $5,967,964
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                 4,986              60,211
---------------------------------------------------------------------------
                                               506,062           6,028,175

Shares repurchased                            (150,626)         (1,776,140)
---------------------------------------------------------------------------
Net increase                                   355,436          $4,252,035
---------------------------------------------------------------------------

                                               Year ended November 30, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    229,176         $ 2,905,656
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                10,120             123,074
---------------------------------------------------------------------------
                                               239,296           3,028,730

Shares repurchased                            (397,863)         (4,858,323)
---------------------------------------------------------------------------
Net decrease                                  (158,567)        $(1,829,593)
---------------------------------------------------------------------------


PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With 65 years of experience, Putnam now has over $305 billion in assets under management, over 100 mutual funds, more than 14 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients.

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service ten times in the past eleven years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed-income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach ensures that we adhere to every fund's stated objective, style, and risk positioning.

We are committed to helping financial advisors provide sound, sensible guidance, information, and expertise to help investors reach their financial goals.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Balanced Fund *
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Century Growth Fund *
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Technology Fund *
Vista Fund
Voyager Fund
Voyager Fund II

BLEND FUNDS

Asia Pacific Growth Fund *
Capital Appreciation Fund
Capital Opportunities Fund
Emerging Markets Fund *
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
International Growth Fund
International Voyager Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Balanced Retirement Fund *
Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund *
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund +

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund +
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund [SECTION MARK]
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund [SECTION MARK]
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* In anticipation of mergers expected later this year, these funds are closed to new investors.

+ Closed to new investors.

[SECTION MARK] An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Michael T. Healy
Assistant Treasurer and  Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Deborah F. Kuenstner
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Classic Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA023-79309    949/990/096    7/02

PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Classic Equity Fund
Supplement to Semiannual Report dated 5/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 5/31/02

                                                       NAV
6 months                                              -2.26%
1 year                                               -11.14
5 years                                               18.99
Annual average                                         3.54
Life of fund (since class A inception, 1/5/95)       116.31
Annual average                                        10.98

Share value:                                           NAV
11/30/01                                             $11.88
5/31/02                                              $11.55
----------------------------------------------------------------------------
Distributions:       No.      Income      Capital gains      Total
                      2       $0.064           --           $0.064
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.